Annual Total Returns[BarChart] - Hartford Quality Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.11%)	18.08%	32.09%	7.99%	(4.66%)	17.32%	11.37%	(9.25%)	29.35%	2.22%